Note 3 - Investment Securities: Schedule of Investment Securities Fair Value and Unrealized Losses (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Schedule of Investment Securities Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
March 31, 2022	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 66,849,015	$ (15,299,665)	$ 4,233,076	$ (1,559,662)	$ 71,082,091	$ (16,859,327)

	Less than 12 Months		12 Months or Longer		Total
December 31, 2021	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 41,660,651	$ (896,338)	$ 652,921	$ (52,078)	$ 42,313,572	$ (948,416)